The New Economy Fund® Summary prospectus November 1, 2015

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
ANEFX	ANFBX	ANFCX	ANFFX	NEFFX	CNGAX	CNGBX	CNGCX	CNGEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
CNGFX	RNGAX	RNGBX	RNNEX	RNGCX	RNGEX	RNGHX	RNGFX	RNGGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

Investment objectives

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 62 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	0.23	1.00	1.00	0.25	none	0.20	0.99	1.00	0.50
Other expenses	0.17	0.16	0.21	0.20	0.18	0.28	0.29	0.28	0.23
Total annual fund operating expenses	0.79	1.55	1.60	0.84	0.57	0.87	1.67	1.67	1.12

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	0.00	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.28	0.17	0.44[2]	0.30	0.23[2]	0.17	0.23[2]	0.13	0.07
Total annual fund operating expenses	0.67	1.56	1.57	1.29	1.12	0.81	0.62	0.52	0.46

1 A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

2 Based on estimated amounts for the current fiscal year.

1     The New Economy Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$651	$813	$ 989	$1,497
B	658	890	1,045	1,641
C	263	505	871	1,900
F-1	86	268	466	1,037
F-2	58	183	318	714
529-A	659	837	1,029	1,586
529-B	670	926	1,107	1,763
529-C	270	526	907	1,976
529-E	114	356	617	1,363
529-F-1	68	214	373	835
R-1	159	493	850	1,856
R-2	160	496	855	1,867
R-2E	131	409	708	1,556
R-3	114	356	617	1,363
R-4	83	259	450	1,002
R-5E	63	199	346	774
R-5	53	167	291	653
R-6	47	148	258	579

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$158	$490	$845	$1,641
C	163	505	871	1,900
529-B	170	526	907	1,763
529-C	170	526	907	1,976

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

The New Economy Fund / Summary prospectus     2

Principal investment strategies

The fund seeks to achieve its objectives by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objectives, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in issuers based outside the United States, including those based in developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in

3     The New Economy Fund / Summary prospectus

which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

The New Economy Fund / Summary prospectus     4

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund.The Global Service and Information Index and the MSCI® All Country World Index each reflect the market sectors in which the fund invests. The Lipper Growth Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper International Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     The New Economy Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	12/1/1983	–1.41%	13.40%	8.54%	11.17%
— After taxes on distributions		–3.29	12.47	7.89	N/A
— After taxes on distributions and sale of fund shares		0.77	10.77	7.00	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–1.01%	13.63%	8.51%	3.75%
C	3/15/2001	2.78	13.84	8.31	6.38
F-1	3/15/2001	4.51	14.73	9.16	6.99
F-2	8/1/2008	4.83	15.04	N/A	11.87
529-A	2/15/2002	–1.51	13.32	8.48	8.26
529-B	2/19/2002	–1.12	13.50	8.40	8.37
529-C	2/21/2002	2.70	13.74	8.23	8.16
529-E	3/15/2002	4.23	14.36	8.80	7.95
529-F-1	10/11/2002	4.72	14.90	9.32	12.40
R-1	6/21/2002	3.78	13.88	8.34	9.13
R-2	5/31/2002	3.76	13.86	8.31	8.22
R-3	6/25/2002	4.22	14.37	8.81	9.71
R-4	7/25/2002	4.57	14.74	9.18	11.69
R-5	5/15/2002	4.87	15.09	9.51	9.10
R-6	5/1/2009	4.95	15.15	N/A	18.87

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	11.11%
Global Service and Information Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.66	12.99	6.38	N/A
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.28	14.46	7.00	9.35
Lipper International Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–4.23	5.70	5.29	N/A
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16	9.17	6.09	N/A

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

The New Economy Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Timothy D. Armour Vice Chairman of the Board	25 years	Partner – Capital Research Global Investors
Claudia P. Huntington President and Trustee	21 years	Partner – Capital Research Global Investors
Mark E. Denning Senior Vice President	13 years	Partner – Capital Research Global Investors
Harold H. La Senior Vice President	9 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-014-1115P Litho in USA CGD/RRD/8015	Investment Company File No. 811-03735

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Summary Prospectus Amendment November 1, 2015

For the following funds with summary prospectuses dated December 1, 2014 – October 1, 2015
(each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Money Market Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Income Fund of America®

International Growth and Income FundSM

The Investment Company of America®

New Economy Fund®

New Perspective Fund®

New World Fund®

SMALLCAP World Fund®

Washington Mutual Investors FundSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about November 20, 2015, the funds listed on the cover of this amendment expect to issue a new class of shares, Class R–5E shares, which will generally be available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “R-2,” “R-2E” and “R-3” in the “Annual fund operating expenses” table with the corresponding columns set forth under such fund’s name below, (ii) supplementing the “Annual fund operating expenses” table with the additional column captioned “R-5E” set forth under such fund’s name below, (iii) replacing the line items captioned “R-2,” “R-2E” and “R-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding line items set forth under such fund’s name below and (iv) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line item captioned “R-5E” set forth under such fund’s name below. Expense information for all other share classes, including annual fund operating expenses for other Class R shares (which are shown for comparative purposes only), remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.42[2]	0.33	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.46	1.47	1.24	1.03	0.71	0.53	0.41	0.37
Expense reimbursement	—	—	0.02[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.46	1.47	1.22	1.03	0.71	0.53	0.41	0.37

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016.
The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$150	$465	$803	$1,757
R-2E	124	391	679	1,498
R-3	105	328	569	1,259
R-5E	54	170	296	665

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.41[2]	0.31	0.21[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.38	1.39	1.14	0.94	0.64	0.45	0.34	0.29

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	116	362	628	1,386
R-3	96	300	520	1,155
R-5E	46	144	252	567

Summary Prospectus Amendment - Page 1

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	1.00[2]	0.73	0.60[2]	0.49	0.24	none	none	none
Other expenses	0.17	0.46[2]	0.35	0.24[2]	0.19	0.24[2]	0.14	0.09
Total annual fund operating expenses	1.65	1.67	1.43	1.21	0.91	0.72	0.62	0.57
Expense reimbursement	—	—	0.01[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.65	1.67	1.42	1.21	0.91	0.72	0.62	0.57

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$170	$526	$907	$1,976
R-2E	145	451	781	1,712
R-3	123	384	665	1,466
R-5E	74	230	401	894

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees[2]	1.00	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.21[2]	0.61[2]	0.36	0.47	0.20[2]	0.27[2]	0.16[2]	0.10[2]
Total annual fund operating expenses	1.57	1.72	1.32	1.33	0.81	0.63	0.52	0.46

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$175	$542	$933	$2,030
R-2E	134	418	723	1,590
R-3	135	421	729	1,601
R-5E	64	202	351	786

American Funds Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	none	none	none
Other expenses	0.17	0.42*	0.31	0.24*	0.17	0.22*	0.11	0.06
Total annual fund operating expenses	0.44	0.69	0.58	0.51	0.44	0.49	0.38	0.33

* Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$70	$221	$384	$859
R-2E	59	186	324	726
R-3	52	164	285	640
R-5E	50	157	274	616

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.19	0.51[2]	0.37	0.26[2]	0.17	0.22[2]	0.12	0.07
Total annual fund operating expenses	1.46	1.52	1.24	1.03	0.69	0.49	0.39	0.34
Expense reimbursement	—	—	0.05[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.46	1.52	1.19	1.03	0.69	0.49	0.39	0.34

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Summary Prospectus Amendment - Page 2

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$155	$480	$829	$1,813
R-2E	121	388	676	1,495
R-3	105	328	569	1,259
R-5E	50	157	274	616

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.18	0.42[2]	0.38	0.22[2]	0.17	0.22[2]	0.12	0.06
Total annual fund operating expenses	1.42	1.40	1.22	0.96	0.66	0.46	0.36	0.30
Expense reimbursement	—	—	0.07[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.42	1.40	1.15	0.96	0.66	0.46	0.36	0.30

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$143	$443	$766	$1,680
R-2E	117	380	663	1,470
R-3	98	306	531	1,178
R-5E	47	148	258	579

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.46[2]	0.20	0.25[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.36	1.40	1.00	0.95	0.61	0.42	0.31	0.26

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$143	$443	$766	$1,680
R-2E	102	318	552	1,225
R-3	97	303	525	1,166
R-5E	43	135	235	530

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.19	0.23[2]	0.16	0.22[2]	0.12	0.06
Total annual fund operating expenses	1.39	1.39	1.02	0.96	0.64	0.45	0.35	0.29

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	104	325	563	1,248
R-3	98	306	531	1,178
R-5E	46	144	252	567

Summary Prospectus Amendment - Page 3

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.22	0.57[2]	0.33	0.30[2]	0.18	0.26[2]	0.13	0.08
Total annual fund operating expenses	1.65	1.75	1.37	1.24	0.87	0.70	0.57	0.52

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$178	$551	$949	$2,062
R-2E	139	434	750	1,646
R-3	126	393	681	1,500
R-5E	72	224	390	871

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.43[2]	0.20	0.22[2]	0.17	0.23[2]	0.12	0.07
Total annual fund operating expenses	1.54	1.54	1.17	1.09	0.79	0.60	0.49	0.44

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$157	$486	$839	$1,834
R-2E	119	372	644	1,420
R-3	111	347	601	1,329
R-5E	61	192	335	750

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.42[2]	0.19	0.22[2]	0.17	0.23[2]	0.11	0.07
Total annual fund operating expenses	1.59	1.58	1.21	1.14	0.84	0.65	0.53	0.49

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$161	$499	$860	$1,878
R-2E	123	384	665	1,466
R-3	116	362	628	1,386
R-5E	66	208	362	810

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.40	0.21[2]	0.16	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.41	1.42	1.25	0.96	0.66	0.47	0.35	0.31
Expense reimbursement	—	—	0.09[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.41	1.42	1.16	0.96	0.66	0.47	0.35	0.31

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Summary Prospectus Amendment - Page 4

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$145	$449	$776	$1,702
R-2E	118	387	677	1,502
R-3	98	306	531	1,178
R-5E	48	151	263	591

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.14	0.42[2]	0.23	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.36	1.38	1.05	0.94	0.62	0.44	0.32	0.28

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$140	$437	$755	$1,657
R-2E	107	334	579	1,283
R-3	96	300	520	1,155
R-5E	45	141	246	555

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	1.00[2]	0.74	0.60[2]	0.49	0.25	none	none	none
Other expenses	0.19	0.57[2]	0.37	0.27[2]	0.19	0.25[2]	0.14	0.09
Total annual fund operating expenses	1.68	1.80	1.46	1.25	0.93	0.74	0.63	0.58
Expense reimbursement	—	—	0.03[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.68	1.80	1.43	1.25	0.93	0.74	0.63	0.58

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$183	$566	$975	$2,116
R-2E	146	459	794	1,743
R-3	127	397	686	1,511
R-5E	76	237	411	918

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.31	0.23[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.40	1.41	1.15	0.97	0.65	0.46	0.35	0.30

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$144	$446	$771	$1,691
R-2E	117	365	633	1,398
R-3	99	309	536	1,190
R-5E	47	148	258	579

Summary Prospectus Amendment - Page 5

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.44[2]	0.30	0.23[2]	0.17	0.23[2]	0.13	0.07
Total annual fund operating expenses	1.56	1.57	1.29	1.12	0.81	0.62	0.52	0.46

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$160	$496	$855	$1,867
R-2E	131	409	708	1,556
R-3	114	356	617	1,363
R-5E	63	199	346	774

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.43[2]	0.22	0.22[2]	0.17	0.23[2]	0.11	0.07
Total annual fund operating expenses	1.55	1.55	1.20	1.10	0.80	0.61	0.49	0.45

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$158	$490	$845	$1,845
R-2E	122	381	660	1,455
R-3	112	350	606	1,340
R-5E	62	195	340	762

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.24	0.52[2]	0.22	0.29[2]	0.20	0.26[2]	0.14	0.10
Total annual fund operating expenses	1.79	1.81	1.37	1.34	1.00	0.81	0.69	0.65

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$184	$569	$980	$2,127
R-2E	139	434	750	1,646
R-3	136	425	734	1,613
R-5E	83	259	450	1,002

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.20	0.45[2]	0.31	0.25[2]	0.18	0.24[2]	0.13	0.08
Total annual fund operating expenses	1.82	1.82	1.54	1.38	1.06	0.87	0.76	0.71

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$185	$573	$985	$2,137
R-2E	157	486	839	1,834
R-3	140	437	755	1,657
R-5E	89	278	482	1,073

Summary Prospectus Amendment - Page 6

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.41[2]	0.31	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.38	1.39	1.15	0.96	0.64	0.46	0.34	0.30

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	117	365	633	1,398
R-3	98	306	531	1,178
R-5E	47	148	258	579

3.	The “Fees and expenses of the fund” section of the summary prospectus for the fund listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example tables under the heading “Example” with the updated tables set forth below. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	0.30[2]	0.99	1.00	0.50
Other expenses	0.29	0.29	0.33	0.28	0.27	0.39	0.41	0.39	0.29
Total annual fund operating expenses	1.35	2.05	2.09	1.29	1.03	1.45	2.16	2.15	1.55

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.38	0.26	0.78[2]	0.38	0.35[2]	0.25	0.32[2]	0.20	0.16
Total annual fund operating expenses	1.14	2.02	2.29	1.74	1.61	1.26	1.08	0.96	0.92

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
A	$705	$978	$1,272	$2,105
B	708	1,043	1,303	2,200
C	312	655	1,124	2,421
F-1	131	409	708	1,556
F-2	105	328	569	1,259
529-A	714	1,007	1,322	2,210
529-B	719	1,076	1,359	2,313
529-C	318	673	1,154	2,483
529-E	158	490	845	1,845
529-F-1	116	362	628	1,386
R-1	205	634	1,088	2,348
R-2	232	715	1,225	2,626
R-2E	177	548	944	2,052
R-3	164	508	876	1,911
R-4	128	400	692	1,523
R-5E	110	343	595	1,317
R-5	98	306	531	1,178
R-6	94	293	509	1,131

Share classes	1 year	3 years	5 years	10 years
B	$208	$643	$1,103	$2,200
C	212	655	1,124	2,421
529-B	219	676	1,159	2,313
529-C	218	673	1,154	2,483

Summary Prospectus Amendment - Page 7

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds Global Balanced Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	2/1/2011	–2.27%	6.22%
– After taxes on distributions		–3.16	5.67
– After taxes on distributions and sale of fund shares		–0.43	4.92

Share classes (before taxes)	Inception date	1 year	Lifetime
B	2/1/2011	–2.07%	6.39%
C	2/1/2011	1.88	6.99
F-1	2/1/2011	3.62	7.82
F-2	2/1/2011	3.91	8.09
529-A	2/1/2011	–2.34	6.14
529-B	2/1/2011	–2.19	6.27
529-C	2/1/2011	1.80	6.91
529-E	2/1/2011	3.37	7.49
529-F-1	2/1/2011	3.83	7.99
R-1	2/1/2011	3.06	7.22
R-2	2/1/2011	2.85	7.05
R-3	2/1/2011	3.33	7.52
R-4	2/1/2011	3.67	7.85
R-5	2/1/2011	3.94	8.14
R-6	2/1/2011	4.05	8.20

Indexes	1 year	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	7.63%
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.59	1.88
60%/40% MSCI ACWI/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.78	5.46
Lipper Flexible Portfolio Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.31	7.22
Class A annualized 30-day yield at April 30, 2015: 1.46% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds Money Market Fund

Summary Prospectus Amendment - Page 8

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A	5/1/2009	0.00%	0.00%	0.00%
B	5/1/2009	–5.00	–0.40	–0.18
C	5/1/2009	–1.00	0.00	0.00
F-1	5/1/2009	0.00	0.00	0.00
F-2	5/1/2009	0.00	0.00	0.00
529-A	5/1/2009	0.00	0.00	0.00
529-B	5/1/2009	–5.00	–0.40	–0.18
529-C	5/1/2009	–1.00	0.00	0.00
529-E	5/1/2009	0.00	0.00	0.00
529-F-1	5/1/2009	0.00	0.00	0.00
R-1	5/1/2009	0.00	0.00	0.00
R-2	5/1/2009	0.00	0.00	0.00
R-3	5/1/2009	0.00	0.00	0.00
R-4	5/1/2009	0.00	0.00	0.00
R-5	5/1/2009	0.00	0.00	0.00
R-6	5/1/2009	0.00	0.00	0.00
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

American High-Income Trust

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/19/1988	–3.22%	6.71%	5.79%	8.09%
– After taxes on distributions		–5.71	3.94	2.94	N/A
– After taxes on distributions and sale of fund shares		–1.78	4.09	3.29	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–4.96%	6.40%	5.56%	6.21%
C	3/15/2001	–1.22	6.66	5.35	6.37
F-1	3/15/2001	0.48	7.47	6.16	6.95
F-2	8/4/2008	0.75	7.75	N/A	7.74
529-A	2/19/2002	–3.31	6.62	5.72	7.17
529-B	2/25/2002	–5.09	6.27	5.44	7.02
529-C	2/19/2002	–1.29	6.59	5.28	6.61
529-E	3/15/2002	0.21	7.16	5.84	7.02
529-F-1	9/16/2002	0.65	7.66	6.33	8.74
R-1	7/11/2002	–0.27	6.65	5.32	7.69
R-2	6/18/2002	–0.31	6.64	5.34	7.10
R-3	6/21/2002	0.17	7.15	5.82	7.69
R-4	7/19/2002	0.50	7.48	6.15	8.55
R-5	5/15/2002	0.80	7.80	6.47	7.84
R-6	5/1/2009	0.86	7.85	N/A	12.38

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.46%	8.98%	7.73%	N/A
Lipper High Yield Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.24	8.47	6.35	7.06%
Class A annualized 30-day yield at March 31, 2015: 5.16% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 9

American Mutual Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/21/1950	6.14%	12.39%	7.08%	11.69%
– After taxes on distributions		4.81	11.63	6.35	N/A
– After taxes on distributions and sale of fund shares		4.55	9.90	5.72	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	6.76%	12.61%	7.05%	7.69%
C	3/15/2001	10.71	12.81	6.84	6.80
F-1	3/15/2001	12.51	13.67	7.67	7.40
F-2	8/5/2008	12.81	13.94	N/A	10.02
529-A	2/19/2002	6.02	12.28	6.99	7.13
529-B	2/19/2002	6.61	12.47	6.93	7.06
529-C	2/20/2002	10.63	12.73	6.77	6.67
529-E	3/7/2002	12.22	13.32	7.32	6.77
529-F-1	9/17/2002	12.75	13.86	7.84	9.14
R-1	6/11/2002	11.68	12.80	6.83	6.87
R-2	5/31/2002	11.71	12.80	6.81	6.56
R-3	6/6/2002	12.19	13.33	7.33	7.30
R-4	6/27/2002	12.54	13.67	7.65	7.90
R-5	5/15/2002	12.86	14.00	7.97	7.59
R-6	5/1/2009	12.95	14.07	N/A	17.12

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	11.35%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.77	12.30	6.37	N/A
Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	11.01	13.64	6.75	N/A
Class A annualized 30-day yield at April 30, 2015: 1.90% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 10

Capital Income Builder

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	7/30/1987	0.49%	7.61%	5.61%	9.49%
– After taxes on distributions		–0.69	6.62	4.53	N/A
– After taxes on distributions and sale of fund shares		1.08	5.89	4.36	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	0.81%	7.77%	5.58%	7.82%
C	3/15/2001	4.77	8.02	5.37	6.98
F-1	3/15/2001	6.54	8.85	6.19	7.57
F-2	8/1/2008	6.83	9.11	N/A	6.04
529-A	2/19/2002	0.39	7.52	5.52	7.26
529-B	2/15/2002	0.68	7.64	5.46	7.15
529-C	2/20/2002	4.70	7.95	5.30	6.88
529-E	3/1/2002	6.26	8.52	5.85	7.32
529-F-1	9/17/2002	6.75	9.03	6.36	8.33
R-1	6/11/2002	5.76	8.03	5.37	6.59
R-2	5/31/2002	5.78	8.03	5.36	6.45
R-3	6/4/2002	6.23	8.50	5.84	6.99
R-4	5/20/2002	6.55	8.84	6.17	7.30
R-5	5/15/2002	6.87	9.17	6.49	7.62
R-6	5/1/2009	6.92	9.22	N/A	12.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	9.49%
Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.61	7.07	4.86	8.30
Class A annualized 30-day yield at April 30, 2015: 2.85% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 11

Capital World Bond Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	8/4/1987	–2.20%	2.33%	3.42%	6.47%
– After taxes on distributions		–3.22	1.17	2.09	N/A
– After taxes on distributions and sale of fund shares		–1.05	1.40	2.18	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–4.10%	1.96%	3.19%	5.49%
C	3/15/2001	–0.19	2.29	2.99	5.52
F-1	3/16/2001	1.57	3.10	3.82	6.17
F-2	8/1/2008	1.90	3.38	N/A	3.70
529-A	2/15/2002	–2.33	2.25	3.36	6.15
529-B	2/25/2002	–4.25	1.84	3.07	5.93
529-C	2/28/2002	–0.26	2.22	2.92	5.62
529-E	5/16/2002	1.31	2.78	3.46	6.03
529-F-1	9/17/2002	1.74	3.25	3.96	6.24
R-1	6/28/2002	0.86	2.33	3.01	5.30
R-2	7/9/2002	0.79	2.30	3.01	5.31
R-3	7/16/2002	1.29	2.78	3.47	5.68
R-4	8/15/2002	1.68	3.13	3.82	6.23
R-5	5/15/2002	1.94	3.43	4.12	6.72
R-6	5/1/2009	2.00	3.48	N/A	5.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.59%	2.65%	3.60%	N/A
Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.69	4.15	4.18	N/A
Consumer Price Index	0.76	1.69	2.12	2.68%
Class A annualized 30-day yield at March 31, 2015: 1.26% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 12

New Perspective Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	3/13/1973	–2.70%	9.19%	7.45%	12.24%
– After taxes on distributions		–4.10	8.60	6.69	N/A
– After taxes on distributions and sale of fund shares		–0.19	7.40	6.20	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–2.36%	9.38%	7.43%	5.58%
C	3/15/2001	1.46	9.62	7.23	7.06
F-1	3/15/2001	3.16	10.45	8.07	7.68
F-2	8/1/2008	3.46	10.75	N/A	7.96
529-A	2/15/2002	–2.79	9.11	7.37	8.17
529-B	2/15/2002	–2.46	9.25	7.31	8.10
529-C	2/15/2002	1.35	9.54	7.15	7.79
529-E	3/1/2002	2.91	10.12	7.71	8.21
529-F-1	9/17/2002	3.37	10.64	8.23	10.84
R-1	6/17/2002	2.41	9.63	7.24	8.25
R-2	5/21/2002	2.42	9.64	7.22	7.71
R-3	6/4/2002	2.85	10.12	7.73	8.47
R-4	5/28/2002	3.18	10.47	8.07	8.59
R-5	5/15/2002	3.50	10.80	8.39	8.87
R-6	5/1/2009	3.56	10.85	N/A	15.46

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	9.17%	6.09%	N/A
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	7.67	10.47%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.86	9.09	6.10	N/A

Summary Prospectus Amendment - Page 13

New World Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	6/17/1999	–9.19%	3.79%	7.86%	7.85%
– After taxes on distributions		–10.28	3.41	7.40	N/A
– After taxes on distributions and sale of fund shares		–4.12	3.12	6.65	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–8.93%	3.88%	7.83%	6.65%
C	3/15/2001	–5.34	4.20	7.65	9.21
F-1	3/16/2001	–3.64	5.05	8.52	9.89
F-2	8/1/2008	–3.38	5.33	N/A	2.83
529-A	2/19/2002	–9.27	3.74	7.82	9.98
529-B	2/26/2002	–9.04	3.78	7.73	9.91
529-C	2/25/2002	–5.40	4.13	7.57	9.60
529-E	3/22/2002	–3.95	4.70	8.14	9.69
529-F-1	9/17/2002	–3.51	5.19	8.65	11.94
R-1	6/11/2002	–4.38	4.23	7.65	9.44
R-2	6/7/2002	–4.39	4.23	7.65	9.46
R-3	6/6/2002	–3.94	4.72	8.14	9.96
R-4	10/7/2002	–3.62	5.07	8.51	12.50
R-5	5/15/2002	–3.31	5.39	8.84	10.35
R-6	5/1/2009	–3.29	5.44	N/A	11.30

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	9.17%	6.09%	4.12%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.19	1.78	8.43	8.02

Summary Prospectus Amendment - Page 14

SMALLCAP World Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	4/30/1990	–4.04%	10.11%	7.76%	9.47%
– After taxes on distributions		–6.18	9.29	6.95	N/A
– After taxes on distributions and sale of fund shares		–0.47	8.08	6.40	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–3.49%	10.31%	7.73%	3.57%
C	3/15/2001	0.09	10.55	7.55	7.78
F-1	3/15/2001	1.77	11.44	8.41	8.40
F-2	8/1/2008	2.08	11.75	N/A	8.13
529-A	2/19/2002	–4.13	10.05	7.71	9.09
529-B	2/20/2002	–3.63	10.19	7.64	8.95
529-C	2/20/2002	0.03	10.48	7.47	8.63
529-E	3/15/2002	1.50	11.07	8.04	8.73
529-F-1	9/17/2002	1.92	11.59	8.55	11.76
R-1	6/19/2002	1.03	10.60	7.58	9.09
R-2	5/31/2002	1.03	10.58	7.54	8.62
R-3	6/20/2002	1.48	11.09	8.04	9.62
R-4	7/24/2002	1.83	11.47	8.42	11.38
R-5	5/15/2002	2.13	11.81	8.75	9.52
R-6	5/1/2009	2.17	11.86	N/A	17.50

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.78%	11.61%	8.17%	N/A
Lipper Global Small-/Mid-Cap Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.06	9.99	6.86	9.42%
Consumer Price Index	0.76	1.69	2.12	2.46

Lit. No. MFGEBS-140-1015P Litho in USA CGD/ALD/10039-S51430